Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Future contractual commitments	R$ 12,078.6	R$ 11,096.3
Not later than one year [member]
Statement Line Items [Line Items]
Future contractual commitments	4,827.0	3,812.8
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	2,932.4	2,995.7
Later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	R$ 4,319.2	R$ 4,287.8